CONTRIBUTED EQUITY, Movements in Issued Capital (Details) - USD ($) shares in Thousands, $ in Thousands		1 Months Ended				3 Months Ended	12 Months Ended
		Jun. 30, 2018	May 31, 2018	Dec. 31, 2016	Aug. 31, 2016	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Movements in issued capital [Abstract]
Opening balance	[1]						$ 81,194
Share placements							22,678	$ 50,664	$ 3,711
Share issue costs							(1,466)	(2,941)	$ (261)
Exercise of employee options and placement options							120	369
Closing balance	[1]	$ 102,278				$ 81,194	$ 102,278	$ 81,194
Ordinary Shares [Member]
Movements in issued capital, shares [Abstract]
Opening balance (in shares)							316,426	154,899
Institutional placement (in shares)			31,818
Institutional entitlement offer (in shares)			55,593
Retail entitlement offer (in shares)		50,049
Share placement (in shares)				19,248	38,200	101,923
Exercise of employee options and placement options (in shares)							500	2,156
Closing balance (in shares)		454,386				316,426	454,386	316,426	154,899
Movements in issued capital [Abstract]
Opening balance							$ 81,194	$ 32,833
Institutional placement			$ 5,275
Institutional entitlement offer			$ 9,215
Retail entitlement offer		$ 8,188
Share placements				$ 5,951	$ 4,903	$ 39,810
Share issue costs							(1,714)	(2,941)
Exercise of employee options and placement options							120	638
Closing balance		$ 102,278				$ 81,194	$ 102,278	$ 81,194	$ 32,833

[1]	Ordinary shares have no par value and the company does not have a limited amount of authorised capital.